Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit (Details) - Schedule of cash and cash equivalents currencies denominated - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amount of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 21,109	$ 24,025
USD [Member]
Schedule of Carrying Amount of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	14,680	22,151
NIS [Member]
Schedule of Carrying Amount of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	6,428	1,874
Other Currencies [Member]
Schedule of Carrying Amount of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1